Bank Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Repayable one year	$ 63,539	$ 65,793
Repayable five year	208,450	30,373
Long-Term Debt, Maturity, after Year Five	10,984
Bank borrowings	$ 10,984
Fixed bearing interest rate	5.00%
Carrying amounts	$ 267,926	69,562
Short term bank borrowings	267,926	69,562
Wall Street Journal Prime Rate [Member]
Debt Instrument [Line Items]
Short term bank borrowings	30,000	30,000
Borrowings [Member]
Debt Instrument [Line Items]
Bank borrowing secured	33,143
Secured Debt [Member]
Debt Instrument [Line Items]
Repayable one year	1
Bank borrowing secured	$ 219,584	50,655
Unsecured Debt [Member]
Debt Instrument [Line Items]
Unsecured bank borrowing		$ 15,000
Interest rate on borrowings		0.25%
Minimum [Member]
Debt Instrument [Line Items]
Weighted average contractual interest rate	5.60%
Maximum [Member]
Debt Instrument [Line Items]
Weighted average contractual interest rate	4.76%
Pledged Bank Deposits [Member]
Debt Instrument [Line Items]
Bank borrowing secured	$ 33,000